United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Government Cash Series
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—45.8%
$45,033,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.142% - 0.202%, 3/28/2015 - 3/26/2015	$45,032,214
3,500,000		Federal Farm Credit System, 0.550%, 8/17/2015	3,504,807
28,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.065% - 0.138%, 4/8/2015 - 8/5/2015	28,493,926
34,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.154% - 0.171%, 3/9/2015 - 4/27/2015	33,998,382
65,750,000		Federal Home Loan Bank System, 0.150% - 0.400%, 4/15/2015 - 3/30/2016	65,746,088
10,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100% - 0.140%, 5/14/2015 - 5/21/2015	9,997,436
11,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.152% - 0.177%, 3/12/2015 - 3/16/2015	11,499,251
8,566,000		Federal Home Loan Mortgage Corp., 0.350% - 4.375%, 3/18/2015 - 7/17/2015	8,654,493
32,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.100% - 0.180%, 4/1/2015 - 9/1/2015	31,992,453
4,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.141%, 3/5/2015	3,999,834
3,946,000		Federal National Mortgage Association, 0.500%, 3/30/2016	3,952,985
		TOTAL GOVERNMENT AGENCIES	246,871,869
		REPURCHASE AGREEMENTS—55.2%
10,000,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.07%, dated 2/3/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,035,000 on 3/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/20/2064 and the market value of those underlying securities was $613,285,448.	10,000,000
6,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.11%, dated 2/17/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,139,028 on 5/19/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2056 and the market value of those underlying securities was $512,232,094	6,000,000
3,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.11%, dated 2/19/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,068,750 on 5/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2050 and the market value of those underlying securities was $257,435,727.	3,000,000
40,000,000		Interest in $900,000,000 joint repurchase agreement 0.06%, dated 2/25/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $900,010,500 on 3/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2054 and the market value of those underlying securities was $927,007,725.	40,000,000
25,018,000		Interest in $3,500,000,000 joint repurchase agreement 0.06%, dated 2/27/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,017,500 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $3,570,017,940	25,018,000
6,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.09%, dated 2/11/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,030,000 on 3/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $411,602,391.	6,000,000
5,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.09%, dated 2/9/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,030,000 on 3/11/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $411,996,191.	5,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 2/27/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,003,333 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/16/2034 and the market value of those underlying securities was $510,246,098.	100,000,000
90,000,000		Interest in $100,000,000 joint repurchase agreement 0.08%, dated 2/27/2015 under which Pershing LLC will repurchase securities provided as collateral for $100,000,667 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2063 and the market value of those underlying securities was $102,002,089.	90,000,000
3,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 2/12/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,035,000 on 3/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2065 and the market value of those underlying securities was $511,430,611.	3,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$5,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.10%, dated 1/12/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,088,000 on 4/10/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2045 and the market value of those underlying securities was $367,535,183.	$5,000,000
5,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.12%, dated 2/12/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $450,135,000 on 5/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $460,008,681.	5,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	298,018,000
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[4]	544,889,869
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(5,555,785)
		TOTAL NET ASSETS—100%	$539,334,084
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined determined in accordance with the procedures described below.
The Directors have ultimate responsibility for determining the fair value of investments. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3
Federated Municipal Cash Series
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.7%[1,2]
		Alabama—1.4%
$3,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	$3,200,000
370,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.050%, 3/5/2015	370,000
		TOTAL	3,570,000
		Arizona—10.8%
555,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.150%, 3/5/2015	555,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.140%, 3/5/2015	7,221,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.070%, 3/5/2015	5,610,000
575,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 3/5/2015	575,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.110%, 3/5/2015	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 3/5/2015	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.070%, 3/5/2015	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.070%, 3/5/2015	1,175,000
		TOTAL	27,616,000
		California—3.4%
1,895,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.220%, 3/5/2015	1,895,000
6,840,000	[3,4]	San Francisco, CA City & County Airport Commission, SPEARs (Series DBE-1382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 3/5/2015	6,840,000
		TOTAL	8,735,000
		Colorado—1.3%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.120%, 3/5/2015	3,300,000
50,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 3/5/2015	50,000
		TOTAL	3,350,000
		Florida—7.2%
130,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 3/5/2015	130,000
5,545,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.240%, 3/4/2015	5,545,000
6,985,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 3/5/2015	6,985,000
5,745,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 3/6/2015	5,745,000
		TOTAL	18,405,000
		Georgia—6.6%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.130%, 3/5/2015	3,350,000
1,215,000		Columbia County, GA Development Authority, (Series 2002) Weekly VRDNs (Westwood Club Apartments)/(FNMA LOC), 0.040%, 3/5/2015	1,215,000
4,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.060%, 3/4/2015	4,000,000
3,500,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.020%, 3/2/2015	3,500,000
750,000		Main Street Gas, Inc., GA, (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 3/5/2015	750,000
4,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.040%, 3/5/2015	4,000,000
		TOTAL	16,815,000
		Illinois—7.3%
845,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.250%, 3/5/2015	845,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$1,250,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 3/5/2015	$1,250,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.120%, 3/5/2015	1,000,000
3,935,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 3/4/2015	3,935,000
2,450,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 3/5/2015	2,450,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 3/4/2015	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 3/4/2015	5,800,000
		TOTAL	18,580,000
		Indiana—5.1%
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.190%, 3/5/2015	5,500,000
5,000,000		Posey County, IN EDA, (Series 2013A), 0.23% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 4/2/2015	5,000,000
2,400,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% Bonds (BP PLC), 1/1/2016	2,491,944
		TOTAL	12,991,944
		Kansas—0.6%
375,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 3/5/2015	375,000
1,285,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.080%, 3/4/2015	1,285,000
		TOTAL	1,660,000
		Kentucky—0.8%
2,085,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.300%, 3/5/2015	2,085,000
		Louisiana—1.0%
2,200,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.130%, 3/5/2015	2,200,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.190%, 3/4/2015	500,000
		TOTAL	2,700,000
		Maine—0.7%
1,690,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 3/4/2015	1,690,000
		Michigan—5.6%
3,000,000		Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 3/4/2015	3,000,000
1,450,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 3/4/2015	1,450,000
9,895,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.070%, 3/4/2015	9,895,000
		TOTAL	14,345,000
		Multi-State—12.6%
185,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 3/5/2015	185,000
284,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 3/5/2015	284,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(Toronto Dominion Bank LIQ), 0.110%, 3/5/2015	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/(Barclays Bank PLC LIQ), 0.110%, 3/5/2015	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(Deutsche Bank Trust Co. LIQ), 0.170%, 3/5/2015	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(Barclays Bank PLC LIQ), 0.110%, 3/5/2015	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(JPMorgan Chase Bank NA LIQ), 0.100%, 3/5/2015	10,000,000
		TOTAL	32,169,000
		Nevada—2.0%
5,000,000		Clark County, NV Airport System, (Series C-1), 2.50% Bonds, 7/1/2015	5,038,910
		New Jersey—4.9%
6,000,000		Belmar, NJ, 1.25% BANs, 2/12/2016	6,044,391
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$3,000,000		Hazlet Township, NJ, 1.00% BANs, 6/22/2015	$3,004,422
3,411,870		Linden, NJ, 1.00% BANs, 5/1/2015	3,413,906
		TOTAL	12,462,719
		New York—8.2%
2,140,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	2,142,095
3,000,000		East Moriches, NY UFSD, 1.00% TANs, 6/19/2015	3,005,945
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.160%, 3/5/2015	1,300,000
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank N.A. LIQ), 0.080%, 3/5/2015	14,500,000
		TOTAL	20,948,040
		North Carolina—0.6%
1,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.160%, 3/4/2015	1,600,000
		Ohio—9.1%
4,000,000		Avon Lake, OH, 1.00% BANs, 7/14/2015	4,011,215
3,900,000		Avon, OH Water System, 1.00% BANs, 2/3/2016	3,923,427
1,400,000		Canton, OH, 1.00% BANs, 6/19/2015	1,402,517
1,500,000		Lima, OH, 1.25% BANs, 3/17/2015	1,500,642
2,800,000		Montgomery, OH, 1.00% BANs, 6/24/2015	2,806,599
1,280,000		Newark, OH, 1.00% BANs, 7/23/2015	1,283,379
3,935,000		Ontario, OH, 1.00% BANs, 10/22/2015	3,951,899
2,500,000		West Chester Township, OH, 1.625% BANs, 11/4/2015	2,522,433
2,000,000		Willowick, OH, 0.75% BANs, 3/4/2015	2,000,057
		TOTAL	23,402,168
		Pennsylvania—1.2%
3,000,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 3/5/2015	3,000,000
		South Carolina—1.5%
3,605,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.180%, 3/5/2015	3,605,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.120%, 3/5/2015	125,000
		TOTAL	3,730,000
		Texas—0.8%
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 3/5/2015	2,100,000
		Virginia—6.5%
2,950,000		Fairfax County, VA IDA, (Inova Health System) MVRENs, (Series 2012 C), 0.100%, 3/5/2015	2,950,000
2,000,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.020%, 2/25/2015	2,000,000
5,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.030%, 3/2/2015	5,000,000
6,700,000	[3,4]	Virginia State Housing Development Authority, Stage Trust (Series 2008-47C), 0.24% TOBs (Wells Fargo & Co. LIQ), Optional Tender 7/8/2015	6,700,000
		TOTAL	16,650,000
		Wisconsin—1.5%
2,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 3/5/2015	2,000,000
1,785,000		Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.030%, 3/4/2015	1,785,000
		TOTAL	3,785,000
		TOTAL MUNICIPAL INVESTMENTS—100.7% (AT AMORTIZED COST )[5]	257,428,781
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(1,849,849)
		TOTAL NET ASSETS—100%	$255,578,932
Securities that are subject to the federal alternative minimum tax (AMT) represent 63.2% of the portfolio as calculated based upon total market value.
3

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At February 28, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
92.1%	7.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $67,699,000, which represented 26.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $67,699,000, which represented 26.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Directors have ultimate responsibility for determining the fair value of investments. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments) transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
4

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
IDRB	—Industrial Development Revenue Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
5
Federated Prime Cash Series
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—3.1%
		Finance - Automotive—0.5%
$3,433,235		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	$3,433,235
681,839	[1,2]	GM Financial Automobile Leasing Trust 2014-2, Class A1, 0.250%, 9/21/2015	681,839
9,816,803		Santander Drive Auto Receivables Trust 2014-5, Class A1, 0.270%, 12/15/2015	9,816,803
		TOTAL	13,931,877
		Finance - Banking—2.4%
70,500,000	[1,2]	Firstmac Mortgage Funding Trust No.4 (Series 1A-2014), Class A2A, (GTD by National Australia Bank Ltd., Melbourne), 0.522%, 3/26/2015	70,513,966
		Finance - Equipment—0.2%
7,950,371	[1,2]	Macquarie Equipment Funding Trust 2014-A, Class A1, 0.260%, 9/21/2015	7,950,371
		TOTAL ASSET-BACKED SECURITIES	92,396,214
		BANK NOTE—0.3%
		Finance - Banking—0.3%
10,000,000		Bank of America N.A., 0.220%, 4/10/2015	10,000,000
		CERTIFICATES OF DEPOSIT—20.9%
		Finance - Banking—20.9%
60,000,000		BNP Paribas SA, 0.230%, 4/9/2015 - 4/15/2015	60,000,000
20,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	19,999,783
140,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.270%, 3/5/2015 - 6/25/2015	140,000,000
30,000,000		Credit Agricole Corporate and Investment Bank, 0.240% - 0.250%, 4/7/2015 - 5/4/2015	30,000,000
60,000,000		Credit Suisse, Zurich, 0.250%, 3/27/2015	60,000,000
75,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.220%, 3/16/2015	75,000,000
65,000,000		Mizuho Bank Ltd., 0.250% - 0.260%, 3/26/2015 - 5/28/2015	65,000,000
55,000,000		Standard Chartered Bank PLC, 0.210% - 0.240%, 3/11/2015 - 4/8/2015	55,000,000
115,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.270%, 3/13/2015 - 6/8/2015	115,000,000
		TOTAL CERTIFICATES OF DEPOSIT	619,999,783
		COMMERCIAL PAPER—26.7%[3]
		Aerospace/Auto—1.4%
14,500,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.400%, 3/26/2015 - 3/27/2015	14,495,867
750,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.410%, 3/31/2015	749,744
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.260%, 6/8/2015	24,982,125
		TOTAL	40,227,736
		Chemicals—0.5%
14,970,000		PPG Industries, Inc., 0.420% - 0.440%, 3/5/2015 - 3/13/2015	14,968,584
		Consumer Products—1.0%
28,500,000		Unilever N.V., 0.320%, 8/17/2015	28,457,252
		Container/Packaging—0.2%
7,375,000	[1,2]	Bemis Co., Inc., 0.390% - 0.400%, 3/3/2015 - 3/13/2015	7,374,717
		Finance - Banking—13.6%
25,000,000		HSBC USA, Inc., 0.240%, 3/3/2015	24,999,667
150,000,000		ING (U.S.) Funding LLC, 0.240% - 0.250%, 5/14/2015 - 6/2/2015	149,915,618
41,000,000	[1,2]	JP Morgan Securities LLC, 0.331% - 0.401%, 6/15/2015 - 9/29/2015	40,924,180
59,740,000	[1,2]	LMA-Americas LLC, 0.250% - 0.270%, 3/18/2015 - 5/13/2015	59,722,484
110,000,000	[1,2]	Nationwide Building Society, 0.240% - 0.250%, 3/10/2015 - 3/23/2015	109,988,436
20,000,000	[1,2]	Societe Generale, Paris, 0.240%, 3/18/2015	19,997,733
		TOTAL	405,548,118

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Commercial—6.4%
$35,000,000	[1,2]	Alpine Securitization Corp., 0.230%, 3/16/2015	$34,996,646
25,000,000	[1,2]	CIESCO, LLC, 0.240%, 5/5/2015	24,989,166
40,000,000	[1,2]	Sheffield Receivables Company LLC, 0.220%, 3/6/2015	39,998,778
90,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240% - 0.250%, 4/17/2015 - 5/27/2015	89,962,250
		TOTAL	189,946,840
		Finance - Retail—0.7%
20,000,000	[1,2]	Chariot Funding LLC, 0.271%, 3/4/2015	19,999,550
		Food & Beverage—0.5%
14,200,000	[1,2]	Agrium, Inc., 0.470%, 3/12/2015	14,197,961
		Oil & Oil Finance—0.4%
8,490,000	[1,2]	Devon Energy Corp., 0.390% - 0.400%, 3/24/2015 - 3/27/2015	8,487,735
4,160,000		Motiva Enterprises LLC, 0.430% - 0.490%, 3/3/2015 - 3/24/2015	4,159,276
		TOTAL	12,647,011
		Sovereign—1.2%
35,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	34,965,510
		Telecommunications—0.8%
10,105,000	[1,2]	Bell Canada, 0.420%, 4/9/2015	10,100,402
14,900,000	[1,2]	Verizon Communications, Inc., 0.330%, 3/5/2015	14,899,454
		TOTAL	24,999,856
		TOTAL COMMERCIAL PAPER	793,333,135
		CORPORATE BONDS—1.9%
		Finance - Banking—1.5%
6,320,000		Bank of America Corp., 4.500%, 4/1/2015	6,341,453
300,000		Barclays Bank PLC, 3.900%, 4/7/2015	300,983
8,855,000		Citigroup, Inc., 2.650%, 3/2/2015	8,855,595
10,000,000		Citigroup, Inc., 4.700%, 5/29/2015	10,103,287
8,936,000		Citigroup, Inc., 4.750%, 5/19/2015	9,019,374
284,000		JPMorgan Chase & Co., 4.750%, 3/1/2015	284,000
10,000,000		Wells Fargo & Co., 1.500%, 7/1/2015	10,040,155
		TOTAL	44,944,847
		Finance - Commercial—0.4%
1,875,000		General Electric Capital Corp., 2.250%, 11/9/2015	1,898,868
1,000,000		General Electric Capital Corp., 3.500%, 6/29/2015	1,010,121
4,000,000		General Electric Capital Corp., 4.875%, 3/4/2015	4,001,502
4,540,000		General Electric Capital Corp., 5.000%, 1/8/2016	4,713,948
		TOTAL	11,624,439
		TOTAL CORPORATE BONDS	56,569,286
		CORPORATE NOTE—0.3%
		Insurance—0.3%
7,100,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	7,130,987
		LOAN PARTICIPATION—0.3%
		Chemicals—0.3%
10,000,000		DuPont Teijin Films U.S. LP, (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 3/30/2015	10,000,000
		NOTES - VARIABLE—23.5%[4]
		Aerospace/Auto—1.4%
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.375%, 5/5/2015	15,000,000
16,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.377%, 4/17/2015	16,000,000
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.253%, 4/29/2015	10,000,000
		TOTAL	41,000,000

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Automotive—0.3%
$9,267,718	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	$9,267,718
		Finance - Banking—21.0%
1,240,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 3/6/2015	1,240,000
25,000,000		BMO Harris Bank, N.A., 0.272%, 3/25/2015	25,000,000
50,000,000		Bank of Montreal, 0.235%, 3/3/2015	50,000,000
25,000,000		Bank of Montreal, 0.282%, 3/11/2015	25,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.276%, 4/28/2015	10,000,000
30,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.281%, 3/9/2015	30,000,000
9,000,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.130%, 3/2/2015	9,000,000
14,005,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 3/5/2015	14,005,000
3,050,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 3/6/2015	3,050,000
1,375,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 3/6/2015	1,375,000
56,150,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.120%, 3/2/2015	56,150,000
25,000,000		JPMorgan Chase Bank, N.A., 0.314%, 3/23/2015	25,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A Human Genome Sciences), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 3/3/2015	50,000,000
50,000,000		National Australia Bank Ltd., Melbourne, 0.253%, 3/18/2015	50,000,000
39,100,000		Natixis, 0.282%, 3/10/2015	39,100,000
30,000,000		Royal Bank of Canada, Montreal, 0.252%, 3/27/2015	30,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.302%, 4/9/2015	30,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.376%, 4/7/2015	20,000,000
25,000,000		State Street Bank and Trust Co., 0.253%, 3/16/2015	25,000,000
15,000,000		State Street Bank and Trust Co., 0.305%, 4/1/2015	15,000,000
30,000,000		Sumitomo Mitsui Banking Corp., 0.252%, 3/10/2015	30,000,000
2,500,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.220%, 3/6/2015	2,500,000
25,000,000		Toronto Dominion Bank, 0.253%, 4/15/2015	25,000,000
25,000,000		Toronto Dominion Bank, 0.260%, 3/4/2015	25,000,000
25,000,000		Toronto Dominion Bank, 0.272%, 5/22/2015	25,000,000
8,500,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.170%, 3/4/2015	8,500,000
		TOTAL	624,920,000
		Finance - Commercial—0.4%
300,000		General Electric Capital Corp., 0.446%, 4/7/2015	300,246
12,235,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.130%, 3/5/2015	12,235,000
		TOTAL	12,535,246
		Government Agency—0.4%
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 3/5/2015	9,920,000
		TOTAL NOTES - VARIABLE	697,642,964
		OTHER REPURCHASE AGREEMENTS—14.6%
		Finance - Banking—14.6%
27,400,000		Citigroup Global Markets, Inc., 0.578% - 0.771%, 3/2/2015 - 4/13/2015, interest in a $160,000,000 collateralized loan agreement, dated 1/10/2015-2/27/2015, in which asset-backed securities, collateralized mortgage obligations, convertible bonds and corporate bonds with a market value of $163,240,406 have been received as collateral and held with BNY Mellon as tri-party agent.	27,400,000
21,400,000		Credit Suisse Securities (USA) LLC, 0.659%, 3/23/2015, interest in a $115,000,000 collateralized loan agreement, dated 12/23/2014 in which collateralized mortgage obligations with a market value of $117,440,123 have been received as collateral and held with JPMorgan Chase as tri-party agent.	21,400,000
30,000,000		JP Morgan Securities LLC, 0.345%, 4/2/2015, interest in a $250,000,000 collateralized loan agreement, dated 1/2/2015, in which asset-backed securities with a market value of $255,135,911 have been received as collateral and held with JPMorgan Chase as tri-party agent.	30,000,000
124,500,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.375% - 0.689%, 3/2/2015 - 5/26/2015, interest in a $305,000,000 collateralized loan agreement, dated 2/23/2015 - 2/27/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $311,120,303 have been received as collateral and held with BNY Mellon as tri-party agent.	124,500,000

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$10,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 3/5/2015, 2014, interest in a $150,000,000 collateralized loan agreement, dated 2/5/2015 in which American depositary receipts, asset-backed securities, common stock, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $316,288,560 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$10,000,000
70,000,000	Mizuho Securities USA, Inc., 0.456%, 3/4/2015, interest in a $110,000,000 collateralized loan agreement, dated 2/18/2015, in which an asset-backed security, collateralized mortgage obligations, corporate bonds, a medium-term note and a U.S. Treasury security with a market value of $112,216,911 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
50,000,000	Pershing LLC, 0.324% - 0.375%, 3/2/2015, interest in a $400,000,000 collateralized loan agreement, dated 2/27/2015, in which asset-backed securities, certificates of deposits, commercial paper, corporate bonds, medium-term notes and municipal bonds with a market value of $408,011,730 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
20,000,000	RBC Capital Markets, LLC, 0.264%, 3/13/2015, interest in a $300,000,000 collateralized loan agreement, dated 12/15/2014, in which corporate bonds, medium-term notes and U.S. Government agency securities with a market value of $306,170,176 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
80,000,000	Wells Fargo Securities LLC, 0.456%, 4/16/2015 - 4/20/2015, interest in a $320,000,000 collateralized loan agreement, dated 1/16/2015 - 1/20/2015, in which asset-backed securities, commercial paper, corporate bonds, convertible bonds, a convertible preferrred security, exchange-traded funds, medium-term notes and U.S. Government agency securities with a market value of $326,573,521 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	433,300,000
	REPURCHASE AGREEMENTS—8.4%
	Finance - Banking—8.4%
24,666,000	Interest in $3,500,000,000 joint repurchase agreement 0.06%, dated 2/27/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,017,500 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $3,570,017,940.	24,666,000
125,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.08%, dated 2/27/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,016,667 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2056 and the market value of those underlying securities was $2,553,754,872.	125,000,000
100,000,000	Interest in $600,000,000 joint repurchase agreement 0.06%, dated 2/27/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $600,003,000 on 3/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/16/2056 and the market value of those underlying securities was $612,002,288.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	249,666,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,970,038,369
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,326,461
	TOTAL NET ASSETS—100%	$2,971,364,830
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2015, these restricted securities amounted to $758,780,494, which represented 25.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2015, these liquid restricted securities amounted to $758,780,494, which represented 25.5% of total net assets.
3	Discount rate at time of purchase.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Directors have ultimate responsibility for determining the fair value of investments. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determininge fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
SA	—Support Agreement
VMTP	—Variable Municipal Term Preferred
5
Federated Treasury Cash Series
Portfolio of Investments
February 28, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURY—35.1%
$13,000,000	[1]	United States Treasury Bills, 0.070%, 5/28/2015	$12,997,776
26,350,000	[1]	United States Treasury Bills, 0.105%, 4/30/2015	26,345,389
20,000,000	[1]	United States Treasury Bills, 0.155%, 6/25/2015	19,990,011
45,000,000	[2]	United States Treasury Floating Rate Notes, 0.065% - 0.089%, 3/3/2015	44,997,896
87,500,000		United States Treasury Notes, 0.250% - 1.750%, 7/31/2015	88,039,635
103,000,000		United States Treasury Notes, 0.250% - 2.125%, 5/31/2015	103,239,696
65,475,000		United States Treasury Notes, 0.250%, 5/15/2015	65,497,212
17,000,000		United States Treasury Notes, 0.250%, 7/15/2015	17,005,697
8,500,000		United States Treasury Notes, 0.250%, 8/15/2015	8,505,404
21,000,000		United States Treasury Notes, 0.250%, 9/15/2015	21,013,021
15,000,000		United States Treasury Notes, 0.250%, 10/15/2015	15,010,235
66,000,000		United States Treasury Notes, 0.375%, 3/15/2015	66,007,390
25,000,000		United States Treasury Notes, 0.375%, 6/30/2015	25,020,744
34,000,000		United States Treasury Notes, 0.375%, 3/15/2016	34,034,160
38,500,000		United States Treasury Notes, 1.250%, 9/30/2015	38,750,172
25,250,000		United States Treasury Notes, 2.125%, 12/31/2015	25,646,458
		TOTAL U.S. TREASURY	612,100,896
		REPURCHASE AGREEMENTS—57.6%
85,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 2/27/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $100,000,583 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $102,000,632.	85,000,000
85,000,000		Interest in $100,000,000 joint repurchase agreement 0.06%, dated 2/27/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,500 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $102,000,591.	85,000,000
40,000,000	[3]	Interest in $540,000,000 joint repurchase agreement 0.07%, dated 1/16/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $540,063,000 on 3/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $550,848,209.	40,000,000
40,000,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.07%, dated 2/20/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,036,167 on 3/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $612,011,971.	40,000,000
20,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 0.07%, dated 2/23/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $340,033,717 on 4/15/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2024 and the market value of those underlying securities was $346,804,778.	20,000,000
33,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 2/26/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,048,611 on 4/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,004,066.	33,000,000
38,000,000	[3]	Interest in $240,000,000 joint repurchase agreement 0.07%, dated 2/6/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $240,014,467 on 3/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $244,811,463.	38,000,000
33,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.09%, dated 2/9/2015 under which Bank of Montreal will repurchase securities provided as collateral for $500,132,500 on 5/26/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,026,820.	33,000,000
185,000,000		Interest in $200,000,000 joint repurchase agreement 0.06%, dated 2/27/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $200,001,000 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $204,001,020.	185,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$75,000,000	[3]	Interest in $1,300,000,000 joint repurchase agreement 0.07%, dated 2/13/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,300,070,778 on 3/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,326,043,875.	$75,000,000
100,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.07%, dated 2/9/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,023,333 on 3/11/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2021 and the market value of those underlying securities was $408,016,727.	100,000,000
30,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 2/25/2015 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,004,861 on 3/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $510,003,544.	30,000,000
44,085,000		Interest in $3,500,000,000 joint repurchase agreement 0.06%, dated 2/27/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,017,500 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $3,570,017,940.	44,085,000
30,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 2/25/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,004,861 on 3/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,003,551.	30,000,000
66,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 2/4/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,054,444 on 3/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,020,051,651.	66,000,000
100,000,000		Interest in $825,000,000 joint repurchase agreement 0.06%, dated 2/27/2015 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $825,004,125 on 3/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2019 and the market value of those underlying securities was $841,504,287.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,004,085,000
		TOTAL INVESTMENTS—92.7% (AT AMORTIZED COST)[4]	1,616,185,896
		OTHER ASSETS AND LIABILITIES - NET—7.3%[5]	126,684,948
		TOTAL NET ASSETS—100%	$1,742,870,844
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Directors (the “Directors”) have ultimate responsibility for determining the fair value of investments. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015